UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-PX

Annual Report of Proxy Voting of Registered Management Investment Company

Investment Company Act File Number: 811 22299

RENN Global Entrepreneurs Fund Inc.
8080 N. Central Expressway, Suite 210, LB – 59 Dallas, Texas 75206-1857

(Address of Principal Executive Offices)                    (Zip Code)

Russell G. Cleveland
8080 N. Central Expressway, Suite 210, LB-59
Dallas, Texas 75206-1857
(Name and Address of Agent for Service)

Registrant’s telephone number: 214 891 8294
Date of Fiscal Year-End: 12/31/2008
Date of reporting period: 7/1/2008 – 6/30/2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s [proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1:  Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund Inc.
                                         ___________________________
By:                                    /s/ Russell Cleveland

Title:                                  President, CEO & Director

Date: July 30, 2009

COGO Group Inc.
Ticker:	COGO	Security ID:	192448108
Meeting Date:	December 22, 2008	Meeting Type:	Annual
Record Date:	October 31, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jeffrey Kang	For	For	Management
1.2	Elect Director Frank Zheng	For	For	Management
1.3	Elect Director Q.Y. Ma	For	For	Management
1.4	Elect Director JP Gan	For	For	Management
1.5	Elect Director George Mao	For	For	Management
2	Appoint KPMG as Auditors	For	For	Management

Points International Ltd.
Ticker:	PTSEF	Security ID:	730843109
Meeting Date:	May 6, 2009	Meeting Type:	Annual
Record Date:	March 23, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Stephen Bannon	For	For	Management
1.2	Elect Director Christopher Barnard	For	For	Management
1.3	Elect Director Bernay Box	For	For	Management
1.4	Elect Director Douglas Carty	For	For	Management
1.5	Elect Director Bruce Croxon	For	For	Management
1.6	Elect Director Robert MacLean	For	For	Management
2	Appoint Deloitte & Touche LLP	For	For	Management

Hemobiotech Inc.
Ticker:	HMBT	Security ID:	42368P102
Meeting Date:	June 4, 2009	Meeting Type:	Annual
Record Date:	April 21, 2009

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Arthur P. Bollon	For	For	Management
1.2	Elect Director Ghassan Nino	For	For	Management
1.3	Elect Director Robert Baron	For	For	Management
1.4	Elect Director Robert Comer	For	For	Management
1.5	Elect Director Robert E. Dragoo	For	For	Management
1.6	Elect Director Bernhard Mittenmeyer	For	For	Management
2	Ratify Appointment of Eisner LLP	For	For	Management